UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

                                 Form N-PX/A

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  The filing referenced below was filed in error, and should be disregarded.

             Accession #:        0001162044-11-000637

             Submission Type:    N-PX

             Filing Date:        07/26/2011

    ------------------------------ FILING NOTICE--------------------------